Prepayment for Construction of Properties (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Prepayment for Construction of Properties [Abstract]
Prepayments to subcontractor	$ 3,661,800	¥ 25.5
Remaining balance			$ 1,073,100